UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2020—November 30, 2021

Item 1: Reports to Shareholders

Annual Report   |   November 30, 2021
Vanguard Massachusetts
Tax-Exempt Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor’s Report	2
About Your Fund’s Expenses	5
Performance Summary	7
Financial Statements	9
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended November 30, 2021, Vanguard Massachusetts Tax-Exempt Fund returned 2.53%, exceeding the 1.19% return of its benchmark, the Bloomberg MA Municipal Bond Index.
•	The U.S. economy continued to heal from its pandemic low, and vaccinations started reaching arms. Hard-hit sectors including hospitality, leisure, and travel began to revive, more workers returned to the labor force, and fiscal policy remained supportive. Bond yields rose as inflation proved less transitory than expected and prospects for monetary support from the Federal Reserve were tempered.
•	The fund benefited from overweight positions in universities and hospitals. By quality, its allocation to lower-rated bonds contributed to outperformance. Security selection in AA bonds also helped returns.
•	Overall, the advisor kept the fund’s duration fairly steady during the first six months of the fiscal year but shortened it in the second half because of anticipated increases in interest rates and the strengthening economy. (Duration is a measure of price sensitivity to movements in interest rates.)
•	For the decade ended November 30, 2021, the fund’s average annual return was 4.20%, ahead of the 3.62% return of its expense-free benchmark.
Market Barometer
	Average Annual Total Returns Periods Ended November 30, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.67%	20.65%	17.93%
Russell 2000 Index (Small-caps)	22.03	14.22	12.14
Russell 3000 Index (Broad U.S. market)	26.34	20.20	17.51
FTSE All-World ex US Index (International)	9.63	10.38	9.56
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-1.15%	5.52%	3.65%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.97	5.09	4.38
FTSE Three-Month U.S. Treasury Bill Index	0.05	1.02	1.12
CPI
Consumer Price Index	6.81%	3.32%	2.86%

Advisor’s Report
For the 12 months ended November 30, 2021, Vanguard Massachusetts Tax-Exempt Fund returned 2.53%. The fund outpaced its benchmark, the Bloomberg MA Municipal Bond Index, which returned 1.19%.
The fund’s 30-day SEC yield fell 24 basis points to 1.15% during the period. (A basis point is one hundredth of a percentage point.) The 30-day SEC yield is a proxy for a fund’s potential annualized rate of income.
Please note that the fund is permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). During the fiscal year, the fund did not own any such securities.
The investment environment
Shortly after the beginning of the period, the Food and Drug Administration gave emergency use authorization to two COVID-19 vaccines, one from Pfizer and BioNTech and one from Moderna. This helped lift the outlook for the economy, especially sectors that had been hardest hit by restrictions and lockdowns.
The federal government and the Federal Reserve continued to provide extensive fiscal and monetary support. Policymakers passed fiscal stimulus packages, provided relief to workers in the form of enhanced unemployment benefits through September, kept short-term interest rates near zero, and continued to buy bonds to keep borrowing costs low for households and businesses. Those efforts generally helped bring the unemployment rate

Yields of Tax-Exempt Municipal Securities (National Averages, AAA-Rated General Obligation Issues)
Maturity	November 30, 2020	November 30, 2021
2 years	0.15%	0.24%
5 years	0.23	0.61
10 years	0.71	1.07
30 years	1.49	1.55
Source: Vanguard.

down and unleash pent-up consumer demand.
The investment environment became more challenging toward the end of the fiscal year. Ongoing supply disruptions and labor shortages in some sectors began to suggest that the rise in inflation might not be as transitory as many had hoped, leading to an increase in inflation expectations. On the policy front, the Fed moved up its timeline for raising interest rates and began scaling back its bond-buying program.
Yields of both Treasuries and municipal bonds rose over the 12 months. However, municipals outperformed as tax-exempt high-grade bond yields rose less, tightening municipal-Treasury ratios. Additionally, credit spreads tightened on medium- and lower-quality credits.
Massachusetts benefited from federal stimulus during the year. Tax revenues exceeded the budgeted forecast, and the jobs picture improved. Credit ratings were unchanged.
The commonwealth’s economy grew considerably faster than that of the United States as a whole, according to a gauge of current economic conditions published monthly by the Federal Reserve Bank of Philadelphia. The bank’s index for Massachusetts rose by about 20.1% from October 2020 through October 2021, the latest month for which data is available, while the increase at the national level was about 5.2%. (Each state’s index incorporates data on nonfarm payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary payments.)
Management of the fund
With the economy continuing to recover, muni fundamentals generally holding up well or improving, interest rates remaining low, and spreads compressing, we positioned the fund with a tilt toward credit. We favored lower-quality subsectors such as hospitals over higher-quality ones such as water, sewer, and electric. Toward the end of the period, we reduced our positions in those riskier segments.
We also had more exposure to BBB-rated bonds, which performed very well as a whole. Supply was down about 5% from last year and was dominated by high-quality issuers such as the commonwealth and many local issuers. The largest deal of the year was the $544 million Massachusetts Bay Transportation Authority issue, which we participated in.
Overall, we kept the durations of the bond funds fairly steady, although we did shorten them in the second half of the period, as the economic rebound intensified, in anticipation of rates rising. (Duration is a measure of price sensitivity to movements in interest rates.)
Outlook
The rapid rebound in economic activity from COVID-19 lows is likely to give way to slower growth for major economies. In the U.S., we expect growth to slow down to 4% in 2022.
Although the pandemic will remain a critical factor in 2022, the outlook for macroeconomic policy will likely be more crucial. The removal of policy support poses a new challenge for policymakers and a source of risk for financial markets.
The recent upswing in inflation could prove to be less transitory than currently expected. The combination of higher demand caused by pandemic restrictions being lifted and lower supply due to labor and input shortages globally has pushed consumer prices higher in much of the world. Although a return to 1970s-style stagflation is not in the cards, we expect inflation to remain elevated throughout developed markets as the forces of demand and supply take some time to balance.
Central banks will have to maintain the delicate balance between keeping inflation expectations anchored and allowing for a supportive environment for economic growth. As negative supply shocks push inflation higher, a ripple effect could be reduced demand.
We expect the muni market to be driven largely by Federal Reserve policy and Treasury rates in the near term. Within munis, expansive fiscal support has made some issuers stronger, while others have papered over existing issues. We’ll aim to reflect that distinction in our positioning. As muni valuations are currently high, we will look for opportunities to add credit exposure as it becomes more attractively priced.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.
Paul M. Malloy, CFA, Principal,
Head of Municipal Bond Group
Stephen M. McFee, CFA, Portfolio Manager
Vanguard Fixed Income Group
December 13, 2021

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2021
Massachusetts Tax-Exempt Fund	Beginning Account Value 5/31/2021	Ending Account Value 11/30/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,006.80	$0.65
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.42	0.66
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

Massachusetts Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2011, Through November 30, 2021
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended November 30, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Massachusetts Tax-Exempt Fund	2.53%	4.94%	4.20%	$15,086
Bloomberg MA Municipal Bond Index	1.19	4.15	3.62	14,275
Bloomberg Municipal Bond Index	1.97	4.38	3.90	14,665
See Financial Highlights for dividend and capital gains information.

Massachusetts Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2021
Under 1 Year	7.0%
1 - 3 Years	2.0
3 - 5 Years	1.2
5 - 10 Years	10.4
10 - 20 Years	40.5
20 - 30 Years	35.6
Over 30 Years	3.3
The table reflects the fund’s investments, except for short-term investments and derivatives.

Massachusetts Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.5%)
Massachusetts (100.0%)
	Andover MA GO	4.000%	11/15/30	530	625
	Andover MA GO	4.000%	11/15/31	535	630
	Andover MA GO	4.000%	11/15/32	545	642
	Andover MA GO	4.000%	11/15/33	560	658
	Andover MA GO	4.000%	11/15/34	455	534
	Andover MA GO	4.000%	11/15/35	465	545
	Andover MA GO	4.000%	11/15/43	1,810	2,114
	Andover MA GO	4.000%	11/15/48	1,650	1,927
	Arlington MA GO	4.000%	12/1/30	620	732
	Arlington MA GO	3.000%	9/1/34	2,155	2,406
	Ashland MA GO	2.250%	5/15/51	1,930	1,880
	Attleboro MA GO	3.000%	2/15/32	605	658
	Attleboro MA GO	4.000%	2/15/49	4,000	4,583
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/29	420	509
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/30	450	543
[1,2]	Billerica MA GO TOB VRDO	0.040%	12/1/21	2,200	2,200
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	3.375%	7/15/39	100	110
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	7/15/43	1,025	1,190
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	7/15/44	665	768
	Boston MA GO	5.000%	5/1/27	10	12
	Boston MA GO, Prere.	4.000%	3/1/23	1,200	1,257
[2]	Boston Water & Sewer Commission Water Revenue VRDO	0.040%	12/2/21	3,410	3,410
	Bourne MA GO	4.000%	11/15/30	530	611
	Bourne MA GO	4.000%	11/15/32	665	767
	Bourne MA GO	4.000%	11/15/34	805	928
	Bourne MA GO	4.000%	11/15/35	805	926
	Braintree MA GO	3.000%	6/1/33	1,865	2,069
	Braintree MA GO	3.000%	6/1/34	1,910	2,109
	Braintree MA GO	3.000%	6/1/36	1,790	1,961
	Braintree MA GO	3.000%	6/1/37	395	431
	Burlington MA GO	2.750%	1/15/41	600	627
	Burlington MA GO	2.750%	1/15/42	620	647
	Burlington MA GO	2.750%	1/15/43	635	661
	Burlington MA GO	2.750%	1/15/44	655	681

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington MA GO	2.750%	1/15/46	1,360	1,401
	Burlington MA GO	2.750%	1/15/50	2,565	2,632
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/31	485	569
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/32	2,060	2,419
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/33	1,665	1,957
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/34	2,235	2,624
	Central Berkshire MA Regional School District GO	3.000%	6/1/32	1,125	1,236
	Central Berkshire MA Regional School District GO	3.000%	6/1/33	1,210	1,327
	Central Berkshire MA Regional School District GO	3.000%	6/1/34	1,000	1,094
	Central Berkshire MA Regional School District GO	3.000%	6/1/35	1,280	1,399
	Central Berkshire MA Regional School District GO	3.000%	6/1/36	1,120	1,218
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	605	656
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,250	3,488
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	2,620	2,807
	Commonwealth of Massachusetts GO	5.000%	5/1/30	555	592
	Commonwealth of Massachusetts GO	5.000%	7/1/30	570	680
[3]	Commonwealth of Massachusetts GO	5.500%	8/1/30	7,035	9,429
	Commonwealth of Massachusetts GO	5.000%	1/1/32	1,890	2,344
	Commonwealth of Massachusetts GO	4.000%	3/1/32	7,650	9,359
	Commonwealth of Massachusetts GO	5.000%	7/1/32	4,480	5,175
	Commonwealth of Massachusetts GO	5.000%	7/1/32	3,460	4,122
	Commonwealth of Massachusetts GO	5.000%	7/1/33	5,275	6,283
	Commonwealth of Massachusetts GO	5.000%	3/1/34	2,310	2,545
	Commonwealth of Massachusetts GO	4.500%	7/1/34	16,295	18,485
	Commonwealth of Massachusetts GO	5.000%	7/1/34	5,295	6,306
	Commonwealth of Massachusetts GO	4.000%	9/1/34	3,000	3,442
	Commonwealth of Massachusetts GO	5.000%	12/1/34	13,045	15,727
	Commonwealth of Massachusetts GO	4.000%	4/1/35	5,520	6,117
	Commonwealth of Massachusetts GO	4.000%	5/1/35	5,050	5,302
	Commonwealth of Massachusetts GO	3.000%	7/1/35	3,000	3,342
	Commonwealth of Massachusetts GO	5.000%	7/1/35	4,100	4,739
	Commonwealth of Massachusetts GO	5.000%	7/1/35	5,000	5,956
	Commonwealth of Massachusetts GO	3.000%	9/1/35	10,000	11,280
	Commonwealth of Massachusetts GO	3.000%	11/1/35	2,875	3,127
	Commonwealth of Massachusetts GO	5.000%	1/1/36	5,115	6,457
	Commonwealth of Massachusetts GO	3.000%	3/1/36	1,000	1,119
	Commonwealth of Massachusetts GO	3.500%	5/1/36	3,550	3,681
	Commonwealth of Massachusetts GO	3.000%	9/1/36	10,000	11,247
	Commonwealth of Massachusetts GO	5.000%	12/1/36	3,070	3,702
	Commonwealth of Massachusetts GO	5.000%	7/1/37	500	578
	Commonwealth of Massachusetts GO	5.000%	1/1/38	1,205	1,485
	Commonwealth of Massachusetts GO	5.000%	7/1/38	5,015	5,976
	Commonwealth of Massachusetts GO	5.000%	12/1/38	11,070	13,351
	Commonwealth of Massachusetts GO	5.000%	5/1/39	200	254
	Commonwealth of Massachusetts GO	3.000%	7/1/39	6,500	7,148
	Commonwealth of Massachusetts GO	5.000%	11/1/39	1,115	1,378
	Commonwealth of Massachusetts GO	4.000%	12/1/39	500	574
	Commonwealth of Massachusetts GO	4.000%	5/1/40	5,000	5,816
	Commonwealth of Massachusetts GO	5.000%	7/1/40	8,085	9,341
	Commonwealth of Massachusetts GO	3.000%	11/1/40	1,670	1,832
	Commonwealth of Massachusetts GO	5.000%	11/1/40	1,040	1,286
	Commonwealth of Massachusetts GO	5.000%	3/1/41	8,000	8,813

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	4.000%	9/1/41	1,000	1,116
	Commonwealth of Massachusetts GO	3.000%	11/1/41	4,500	4,924
	Commonwealth of Massachusetts GO	4.000%	4/1/42	100	110
	Commonwealth of Massachusetts GO	5.000%	4/1/42	8,650	10,486
	Commonwealth of Massachusetts GO	5.250%	4/1/42	3,000	3,676
	Commonwealth of Massachusetts GO	4.000%	9/1/42	2,830	3,232
	Commonwealth of Massachusetts GO	5.000%	11/1/42	1,860	2,296
	Commonwealth of Massachusetts GO	5.000%	1/1/43	3,680	4,508
	Commonwealth of Massachusetts GO	4.000%	2/1/43	6,250	7,115
	Commonwealth of Massachusetts GO	5.000%	5/1/43	1,970	2,484
	Commonwealth of Massachusetts GO	4.000%	2/1/44	6,140	6,983
	Commonwealth of Massachusetts GO	5.000%	11/1/44	5,000	6,157
	Commonwealth of Massachusetts GO	4.000%	12/1/44	8,350	9,553
	Commonwealth of Massachusetts GO	5.000%	7/1/45	2,100	2,426
	Commonwealth of Massachusetts GO	5.000%	11/1/45	10,825	13,306
	Commonwealth of Massachusetts GO	4.000%	12/1/45	8,520	9,741
	Commonwealth of Massachusetts GO	4.000%	2/1/46	5,000	5,678
	Commonwealth of Massachusetts GO	5.000%	3/1/46	4,905	5,401
	Commonwealth of Massachusetts GO	4.000%	4/1/46	2,385	2,635
	Commonwealth of Massachusetts GO	4.000%	2/1/47	2,000	2,271
	Commonwealth of Massachusetts GO	3.000%	3/1/47	15,180	16,160
	Commonwealth of Massachusetts GO	5.000%	4/1/47	5,710	6,882
	Commonwealth of Massachusetts GO	5.250%	4/1/47	4,500	5,482
	Commonwealth of Massachusetts GO	3.000%	3/1/48	5,075	5,398
	Commonwealth of Massachusetts GO	5.000%	7/1/48	14,765	18,744
	Commonwealth of Massachusetts GO	5.000%	9/1/48	7,500	9,775
	Commonwealth of Massachusetts GO	5.000%	1/1/49	13,255	16,464
	Commonwealth of Massachusetts GO	3.000%	3/1/49	1,255	1,334
	Commonwealth of Massachusetts GO	3.000%	4/1/49	6,990	7,479
	Commonwealth of Massachusetts GO	2.750%	3/1/50	2,500	2,567
	Commonwealth of Massachusetts GO	2.000%	4/1/50	16,510	15,190
	Commonwealth of Massachusetts GO	2.125%	4/1/51	9,205	8,650
	Commonwealth of Massachusetts GO	5.000%	9/1/51	15,000	19,487
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	310	380
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/28	3,470	4,367
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	1,110	1,457
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/34	18,830	25,689
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/30	1,700	1,892
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/31	1,515	1,686
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/32	2,000	2,226
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/34	3,375	3,753
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/37	8,500	11,281
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	7,805	9,232
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	7,900	9,757
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	15,000	18,192
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/43	1,000	1,235

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/45	4,000	4,523
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	10,100	11,417
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/47	2,780	3,372
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	6,010	7,445
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	21,965	27,368
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/50	15,520	18,320
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Accelerated Bridge Program)	5.000%	6/1/44	3,260	3,609
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/40	11,840	13,580
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	7,300	8,072
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/45	5,640	6,464
	Dedham MA GO	4.000%	6/1/30	250	304
	Dedham MA GO	3.000%	6/1/32	890	1,007
	Dedham MA GO	3.000%	6/1/33	890	1,001
	Dedham MA GO	3.000%	6/1/34	890	998
	Dedham MA GO	3.000%	6/1/35	880	982
	Dedham MA GO	3.000%	6/1/36	880	976
	Dennis & Yarmouth Regional School District GO	2.250%	10/1/46	3,615	3,523
	Douglas MA GO	4.000%	2/15/30	1,170	1,323
	Douglas MA GO	4.000%	2/15/31	815	921
	Douglas MA GO	4.000%	2/15/32	1,220	1,379
	Easthampton MA GO	4.000%	6/1/30	2,130	2,489
	Easthampton MA GO	3.000%	6/1/37	1,190	1,288
	Easthampton MA GO	3.000%	6/1/38	1,895	2,047
	Easthampton MA GO	3.000%	6/1/39	70	76
	Fall River MA GO	3.000%	12/1/36	2,265	2,478
	Fall River MA GO	3.000%	12/1/37	2,335	2,550
	Framingham MA GO	4.000%	12/1/33	1,015	1,193
[5]	Gardner MA GO	2.000%	8/1/39	1,230	1,206
[5]	Gardner MA GO	2.125%	8/1/46	1,160	1,102
	Gloucester MA GO	2.000%	9/15/40	855	843
	Gloucester MA GO	2.125%	9/15/42	885	874
	Gloucester MA GO	2.125%	9/15/43	655	645
	Harvard MA GO	3.000%	8/15/33	1,265	1,410
	Harvard MA GO	3.000%	8/15/35	1,260	1,402
	Lexington MA GO	3.625%	2/1/49	450	510
	Lincoln MA GO	3.125%	3/1/37	1,880	2,083
	Lincoln MA GO	3.250%	3/1/40	1,150	1,276
	Longmeadow MA GO	5.000%	5/15/30	1,420	1,772
	Longmeadow MA GO	4.000%	5/15/31	1,300	1,542
	Longmeadow MA GO	3.250%	4/1/35	1,105	1,198
	Lowell MA GO	4.000%	9/1/30	1,935	2,309
	Lowell MA GO	3.000%	9/1/33	2,170	2,408
	Lowell MA GO	3.000%	9/1/34	2,215	2,453
	Lowell MA GO	2.125%	9/1/42	1,040	1,020
	Lowell MA GO	2.125%	9/1/43	895	867
	Ludlow MA GO	4.000%	2/1/29	825	953

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ludlow MA GO	4.000%	2/1/30	855	987
	Ludlow MA GO	4.000%	2/1/31	685	790
	Ludlow MA GO	3.000%	2/1/34	220	239
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	9,185	12,323
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/32	2,870	3,195
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	3,000	4,287
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	4,500	6,163
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	3,000	3,344
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,980	2,207
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	1,270	1,548
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	360	439
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,045	1,275
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,525	1,760
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,305	6,471
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	3,500	4,269
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	5,000	6,070
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	1,000	1,268
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	1,680	2,039
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/44	2,650	3,217
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	7,620	9,437
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	2,020	2,447
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	5,000	6,054
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	3,815	4,619
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	17,440	21,509
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	14,000	16,736
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.030%	12/1/21	2,350	2,350
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.040%	12/1/21	3,055	3,055
	Massachusetts Bay Transportation Authority Transit Revenue VRDO	0.040%	12/1/21	1,870	1,870
	Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue, Prere.	5.000%	7/1/23	2,500	2,685
	Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue, Prere.	5.000%	7/1/23	2,030	2,181
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/39	4,615	5,886
	Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/40	1,635	1,806
	Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/31	1,790	2,249
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/32	3,000	3,295
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/40	4,495	5,906
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/40	2,540	3,337
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/42	475	541
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/45	3,385	3,701
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/47	225	256
	Massachusetts Clean Water Trust Water Revenue (Unrefunded BAL-MWRA Program)	5.750%	8/1/29	190	191
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/25	5,035	4,919
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	7,110	6,582
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/37	1,260	1,426
	Massachusetts Development Finance Agency Charter School Aid Revenue	4.000%	11/1/46	2,500	2,941
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	325	334
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	910	955

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	1,250	1,339
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	675	723
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	990	1,080
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	25	27
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	895	961
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	100	111
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	650	720
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/24	185	207
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	100	113
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	2,580	2,918
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	265	299
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	225	257
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,205	1,384
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	355	408
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	55	63
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	1,240	1,447
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	647
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,190	1,406
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	175	209
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/26	100	120
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,160	2,591
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	775	935
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,550	1,871
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/27	1,150	1,326
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	1,875	2,103
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	255	313
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,575	1,933
Massachusetts Development Finance Agency College & University Revenue	5.500%	10/1/28	1,000	1,084
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	4,125	5,031

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/29	1,400	1,764
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	2,120	2,529
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,090	1,336
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	627
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,200	1,501
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	1,820	2,081
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	40	48
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	125	162
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	210	255
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	3,500	4,159
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	1,020	1,248
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	665	834
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	715	890
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/30	10,000	11,979
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	165	187
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	750	884
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,080	1,334
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	500	586
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	400	456
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	440	520
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	1,235	1,521
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	635	747
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	1,500	1,808
	Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/32	950	1,043
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	300	342
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,110	1,524
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	300	354
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	125	154
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	500	596

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	305	367
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,615	1,903
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	3,000	3,564
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	770	907
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/33	14,700	17,600
	Massachusetts Development Finance Agency College & University Revenue	5.125%	10/1/33	2,000	2,142
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/34	700	818
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/34	1,000	1,211
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,000	2,350
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,390	2,837
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	500	613
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/34	7,175	8,584
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,500	1,960
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	1,000	1,197
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/35	35	39
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/35	1,000	1,208
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	2,170	2,548
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	470	576
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	3,375	3,954
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	570	697
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	1,000	1,305
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	630	755
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/36	1,000	1,204
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	3,065	3,594
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	560	658
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	485	593
[6]	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	33,525	38,492
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	5,460	7,721
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	2,420	2,753

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	4,785	5,603
Massachusetts Development Finance Agency College & University Revenue	5.250%	3/1/37	20	22
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/37	1,230	1,475
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	450	515
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	725	842
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	605	738
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	1,455	2,072
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	3,095	3,612
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/38	1,000	1,197
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	4,075	4,348
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	340	414
Massachusetts Development Finance Agency College & University Revenue	5.000%	8/15/38	1,045	1,199
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	2,020	2,351
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/38	6,110	6,622
Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/39	125	137
Massachusetts Development Finance Agency College & University Revenue	5.375%	5/15/39	1,585	2,118
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,850	3,181
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	305	354
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	735	879
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	4,000	4,686
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	1,700	2,120
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	3,000	3,212
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/40	145	173
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	3,510	4,030
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	1,000	1,192
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/40	250	293
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	13,845	20,558
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/40	1,150	1,294
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	4,790	5,971

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,725	8,527
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/42	300	356
Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	1,700	1,991
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	7,000	8,418
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	500	576
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/43	2,770	3,417
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	8,905	10,326
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/43	3,700	4,000
Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/44	1,485	1,628
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/44	2,705	3,313
Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/44	2,175	2,393
Massachusetts Development Finance Agency College & University Revenue	4.000%	9/1/44	1,000	1,151
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/45	680	748
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,605	2,916
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,000	2,415
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/46	2,685	3,173
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	3,005	3,420
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/46	4,250	4,884
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	9,330	10,753
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/47	7,500	8,589
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	9,855	11,731
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	5,000	5,391
Massachusetts Development Finance Agency College & University Revenue	4.000%	9/1/49	1,770	1,813
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	865	976
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	7,740	12,342
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/50	2,650	2,739
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	850	999
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	6,420	7,902
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	2,500	4,071

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/59	6,075	8,230
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	14,965	18,337
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/46	4,050	4,697
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	7,500	8,651
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	6,950	7,511
[2]	Massachusetts Development Finance Agency College & University Revenue VRDO	0.030%	12/1/21	10,130	10,130
	Massachusetts Development Finance Agency College & University Revenue VRDO	0.040%	12/1/21	1,600	1,600
[2]	Massachusetts Development Finance Agency College & University Revenue VRDO	0.040%	12/1/21	2,410	2,410
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	1/1/24	80	88
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	1/1/25	275	313
	Massachusetts Development Finance Agency College & University Revenue, Prere.	5.000%	7/1/22	2,435	2,503
	Massachusetts Development Finance Agency College & University Revenue, Prere.	5.250%	7/1/22	3,650	3,757
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	395	395
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	410	424
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,950	2,042
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	705	756
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	425	453
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	985	1,095
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,116
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	805
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	100	111
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/24	1,610	1,655
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	225	252
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	440	484
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,650	1,898
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	125	144
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	460	536
[1,8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,260	1,350
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,150	1,368

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,175	1,389
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,510	2,972
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/26	1,175	1,207
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	485	575
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,750	1,865
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,235	2,652
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,885	2,236
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,420	1,675
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,960	4,691
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,630	1,992
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,605	1,947
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	335	371
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	460
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	505	596
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,485	4,124
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	540	654
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	550	649
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,370	1,608
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,649
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,487
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,702
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	535	629
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	110	137
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,555	2,617
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	600	722
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	6,000	7,140
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	445	523
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	255	299
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,100	3,638

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,055	1,276
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	200	250
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	560	656
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,795	2,151
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,520	4,346
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,871
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,470	2,975
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,350	1,712
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	160	199
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,525	2,898
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,000	1,315
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	290	339
[1,8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	1,000	1,091
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,240	3,997
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,184
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,171
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	120	140
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	770	953
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,260	2,847
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	155	200
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	270	310
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	600	805
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	8,000	9,021
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,000	3,506
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,257
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,141
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,200	1,418
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,505	3,091
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	445	510

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	500	560
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,575	2,040
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	975	1,165
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,140
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	310	362
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	500	588
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	640	799
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	145	169
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	210	263
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,656
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	300	394
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	600	748
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	30	34
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,440	2,741
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.250%	7/1/35	200	216
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,450	3,992
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	565	658
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	200	262
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	550	684
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,574
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,000	5,786
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	9,970	11,064
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	310	364
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	200	262
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/36	470	584
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	1,000	1,059
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	4,800	5,136
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,250	1,467
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,305	1,514

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,190	7,891
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	350	457
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/37	1,980	2,154
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,470	1,645
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	3,000	3,554
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,000	1,173
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	385	472
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	4,500	5,723
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	985	1,283
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/38	1,995	2,166
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	5,860	7,205
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	800	979
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	275	341
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,420	1,845
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	2,045	2,216
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	2,090	2,383
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	445	495
[1,8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	485	522
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	13,210	15,116
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	2,500	2,935
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	710	833
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,850	2,152
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	2,425	2,863
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	7,760	9,183
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/42	485	540
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	6,066
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	5,830	6,166
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	5,005	5,608
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	13,525	15,269

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	17,535	19,853
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	15	16
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	12,520	13,368
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,300	1,557
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,375	1,661
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	250	270
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	3,775	4,315
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/45	12,270	13,964
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	7,815	8,747
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	4,250	4,543
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	5,455	6,359
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,080	2,450
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,335	6,250
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,150	1,400
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	4,250	4,762
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	4,435	4,899
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	200	236
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	6,340	7,031
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,860	2,238
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	7,265	8,545
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	4,480	5,405
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	12,365	14,918
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	17,945	20,263
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	5,325	6,786
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	100	110
[1,8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	520	554
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	11,730	14,136
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	12,200	13,165
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	2,995	3,078

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.000%	1/1/23	2,215	2,413
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.000%	1/1/23	2,190	2,323
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	2,000	2,150
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	1,500	1,612
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/23	10	11
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/23	5,130	5,621
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/32	500	555
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/33	320	353
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/34	345	379
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/34	315	346
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	5.000%	5/1/35	5,210	5,977
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/37	825	902
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/39	1,015	1,106
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/39	840	915
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/49	4,320	4,617
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	1,200	1,371
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	1,200	1,369
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/32	1,240	1,411
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/33	1,500	1,703
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	900	1,041
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	2,170	2,461
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/38	3,615	4,152
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/42	475	548
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/50	1,625	1,851
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	7,350	8,295
[8]	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/22	90	93
[8]	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/23	135	145
[8]	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/26	185	218
[8]	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/27	200	240

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/28	220	269
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/29	505	624
[8]	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/29	245	304
[8]	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/30	255	321
[8]	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/31	285	365
[7]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/32	1,630	1,346
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,500	1,742
[7]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/33	3,090	2,488
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,510	1,751
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/34	1,000	1,161
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	4/1/34	250	305
[8]	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	480	569
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/35	1,700	1,971
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/35	1,720	2,042
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/36	1,000	1,187
[8]	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	245	284
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	4/1/41	8,005	9,134
[8]	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	780	884
[8]	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	9/1/51	2,040	2,073
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/31	500	563
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/32	1,695	1,906
	Massachusetts Development Finance Agency Private Schools Revenue, Prere.	5.000%	9/1/23	8,295	8,980
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/34	1,040	1,200
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/35	2,000	2,308
	Massachusetts Development Finance Agency Recreational Revenue	4.000%	7/1/41	4,010	4,543
[1,2]	Massachusetts GO TOB VRDO	0.050%	12/2/21	2,000	2,000
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/33	165	236
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	1,785	2,531
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.020%	12/1/21	4,000	4,000
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.030%	12/2/21	6,200	6,200

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.060%	12/2/21	3,760	3,760
[2]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	12/1/21	15,645	15,645
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	12/1/21	6,500	6,500
[2]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	12/1/21	24,725	24,725
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	12/1/21	8,600	8,600
[2]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	12/2/21	3,700	3,700
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	0.030%	12/1/21	49,955	49,955
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/38	445	498
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	6/1/39	2,615	2,627
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	325	342
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	12/1/42	500	540
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/43	395	407
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/43	750	783
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/44	1,000	1,052
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	460	472
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	355	370
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	12/1/45	1,505	1,600
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/48	3,660	3,958
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/48	2,100	2,310
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	12/1/49	2,965	3,110
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/49	1,000	1,061
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/52	4,490	4,838
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	5,000	5,279
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.450%	12/1/58	1,000	1,107
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	12/1/22	850	854
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.040%	12/2/21	700	700
[8]	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	5.000%	7/1/34	655	882
[8]	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/35	650	804
[8]	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/36	600	740

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/37	1,055	1,298
[8]	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/38	750	921
[8]	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/39	600	735
[8]	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/40	1,000	1,223
[8]	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/41	1,000	1,220
[8]	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/46	2,500	3,014
[8]	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/51	2,500	2,999
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/29	100	119
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	3,885	4,336
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,505	1,737
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,326
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	500	663
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,060	1,259
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,845	2,440
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	850	1,124
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,000	1,320
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	600	792
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	700	922
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	670	882
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	6,850	7,904
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	500	657
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	615	809
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/41	500	656
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	9,605	10,705
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	2,215	2,556
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/46	4,340	5,629
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	8,190	10,252
	Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,800	1,850
	Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	4,650	4,779
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/29	2,410	2,896
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/30	4,700	5,629
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	1,230	1,429
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/31	7,855	9,452
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	4,055	4,530
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	2,885	3,302
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	7,160	8,604
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	6,300	7,247
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/35	2,500	3,002
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/36	3,680	4,417
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	2,495	2,902
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	12,070	14,040
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	7,155	8,587
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/42	3,415	3,994
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	5,765	7,211
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/45	2,650	3,153
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/46	1,000	1,142
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	3,210	3,850

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	19,660	24,508
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	5,110	6,370
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	12,000	12,865
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	1,460	1,863
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	750	827
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	11/15/25	5,000	5,877
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	11/15/25	180	212
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/29	2,015	2,228
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/30	730	871
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/31	855	1,018
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/32	3,435	4,034
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	675	791
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/36	2,000	2,335
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	775	903
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	2,000	2,330
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/39	2,000	2,320
[7]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/39	3,475	5,188
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	4,475	5,184
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/41	1,280	1,230
	Massachusetts State College Building Authority College & University Revenue	3.000%	5/1/42	30	30
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/43	1,335	1,266
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/46	2,100	1,999
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/51	3,810	3,549
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/31	10,010	12,681
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	560	699
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/35	2,145	2,666
[2]	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	0.040%	12/1/21	13,700	13,700
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/33	6,375	9,179
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	6,000	7,165
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/35	8,000	12,012
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/36	7,340	8,391
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/36	1,530	2,334
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	2,000	3,090
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/38	1,415	1,540
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/39	1,715	1,867

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/39	7,600	9,916
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	915	996
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	9,635	11,500
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	4,230	5,049
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/41	6,950	7,560
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	8,000	8,966
[2]	Massachusetts Water Resources Authority Water Revenue VRDO	0.030%	12/1/21	7,900	7,900
	Massachusetts Water Resources Authority Water Revenue VRDO	0.050%	12/2/21	3,195	3,195
	Medford MA GO	3.000%	7/15/30	755	848
	Medford MA GO	3.000%	7/15/31	780	873
	Medford MA GO	3.000%	7/15/32	810	904
	Medford MA GO	3.000%	7/15/33	830	922
	Medford MA GO	3.000%	7/15/34	860	951
	Medford MA GO	3.000%	7/15/35	885	974
	Medford MA GO	3.000%	7/15/36	910	999
	Middleborough MA GO	2.000%	10/1/39	1,450	1,447
	Middleborough MA GO	2.000%	10/1/40	1,450	1,430
	Middleborough MA GO	2.000%	10/1/41	1,450	1,425
	Middleborough MA GO	2.250%	10/1/45	5,800	5,717
	Middleborough MA GO	2.350%	10/1/49	5,050	4,962
[8]	Middleton MA GO	2.125%	12/15/42	2,635	2,593
[8]	Milford MA GO	2.250%	12/1/44	6,600	6,609
[8]	Milford MA GO	2.125%	12/1/48	6,200	5,871
[8]	Milford MA GO	2.500%	12/1/51	5,335	5,254
	Minuteman Regional Vocational Technical School District GO	4.000%	10/15/34	250	285
	Minuteman Regional Vocational Technical School District GO	2.500%	1/15/43	20	20
	Minuteman Regional Vocational Technical School District GO	4.000%	10/15/48	4,055	4,608
	Nantucket MA GO	4.000%	7/15/34	1,045	1,219
	Nantucket MA GO	4.000%	7/15/35	1,085	1,263
	Natick MA GO	4.000%	7/15/30	4,580	5,366
	Natick MA GO	4.000%	7/15/31	4,760	5,567
	Natick MA GO	4.000%	7/15/32	4,890	5,724
	Needham MA GO	4.000%	8/1/30	1,170	1,397
	Needham MA GO	3.000%	7/15/35	765	839
	New Bedford MA GO	3.000%	3/1/34	335	366
	New Bedford MA GO	3.000%	3/1/35	395	430
	New Bedford MA GO	3.000%	3/1/37	235	254
	New Bedford MA GO	2.250%	9/1/43	825	814
	New Bedford MA GO	3.250%	3/1/44	885	962
	Newton MA GO	3.000%	4/1/33	3,440	3,729
	Plymouth MA GO	5.000%	5/1/30	1,955	2,574
	Plymouth MA GO	3.000%	5/1/32	1,625	1,843
	Plymouth MA GO	3.000%	5/1/33	2,020	2,280
	Plymouth MA GO	3.250%	5/1/34	460	508
	Quincy MA GO	4.000%	6/1/30	1,195	1,481
	Quincy MA GO	4.000%	6/1/31	1,235	1,521
	Quincy MA GO	4.000%	1/15/32	1,425	1,741
	Quincy MA GO	3.000%	6/1/32	1,285	1,451
	Quincy MA GO	3.000%	6/1/33	1,330	1,513
	Quincy MA GO	3.000%	6/1/34	1,360	1,538
	Quincy MA GO	2.000%	6/1/46	5,155	4,787
	Randolph MA GO	3.125%	9/15/32	1,065	1,174
	Randolph MA GO	3.125%	9/15/33	1,350	1,487
	Randolph MA GO	3.375%	9/15/35	830	923
	Randolph MA GO	3.375%	9/15/36	785	872

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rowley MA GO	3.500%	7/15/43	1,625	1,800
	Salem MA GO	3.000%	9/15/34	620	687
	Salem MA GO	3.000%	9/15/35	585	647
	Salem MA GO	3.000%	9/15/36	605	669
	Saugus MA GO	3.000%	9/15/31	930	1,043
	Saugus MA GO	3.000%	9/15/32	800	895
	Saugus MA GO	3.000%	9/15/33	980	1,091
	Saugus MA GO	3.000%	9/15/35	135	149
	Saugus MA GO	3.000%	9/15/36	1,500	1,647
	Sharon MA GO	4.000%	2/15/31	5,875	7,051
	Sharon MA GO	3.000%	2/15/32	2,040	2,283
	Somerville MA GO	4.000%	6/1/30	930	1,156
	Somerville MA GO	4.000%	6/1/31	730	902
	Somerville MA GO	3.000%	6/1/32	1,050	1,190
	Somerville MA GO	3.000%	6/1/33	750	847
	Somerville MA GO	2.000%	6/1/40	1,755	1,745
	Springfield MA GO	5.000%	3/1/30	905	1,120
	Springfield MA GO	4.000%	3/1/31	1,250	1,468
	Springfield MA GO	4.000%	3/1/32	1,285	1,506
	Springfield MA GO	4.000%	3/1/44	2,950	3,346
[5]	Springfield MA GO	3.500%	3/1/47	210	231
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/30	150	180
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/31	345	412
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/32	325	388
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/33	350	417
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/34	400	475
	Stoughton MA GO	4.000%	10/15/31	3,865	4,529
	Stoughton MA GO	3.000%	10/15/32	1,920	2,106
	Stoughton MA GO	3.000%	10/15/35	370	404
	Taunton MA GO	4.000%	8/15/31	915	1,088
	Taunton MA GO	4.000%	8/15/33	775	920
	Tewksbury MA GO	3.000%	6/1/33	2,720	2,981
	Tewksbury MA GO	3.000%	6/1/35	2,720	2,958
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/30	2,250	3,003
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/31	2,595	3,021
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/31	3,000	4,030
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/32	4,065	4,737
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	5,085	6,565
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	1,150	1,424
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	5,360	6,630
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	3,035	3,906
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	4,310
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/38	3,790	4,671
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/39	5,745	6,456
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	11,430	13,335

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/45	6,035	6,741
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	5,000	6,246
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	8,350	10,516
	Weymouth MA GO	2.000%	9/15/40	505	498
	Weymouth MA GO	2.000%	9/15/45	2,355	2,214
	Weymouth MA GO	2.250%	9/15/50	5,000	4,794
	Worcester MA GO	4.000%	1/15/32	2,365	2,683
	Worcester MA GO	3.000%	2/1/32	230	254
	Worcester MA GO	4.000%	1/15/33	2,190	2,484
	Worcester MA GO	3.000%	2/1/33	2,155	2,373
[5]	Worcester MA GO	2.000%	2/15/43	300	287
					2,776,141
Guam (0.1%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	315	356
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,077
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	745	824
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	300	327
					2,584
Puerto Rico (0.4%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	362	347
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	678	620
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,053	910
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,500	1,204
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	5,986	6,704
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	762	853
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	50	57
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	105	119
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	175	58

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	1,695	1,942
				12,814
Total Tax-Exempt Municipal Bonds (Cost $2,636,425)				2,791,539
Total Investments (100.5%) (Cost $2,636,425)				2,791,539
Other Assets and Liabilities—Net (-0.5%)				(15,237)
Net Assets (100%)				2,776,302
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, the aggregate value was $31,698,000, representing 1.1% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Securities with a value of $165,000 have been segregated as initial margin for open futures contracts.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2021.
9	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2022	202	24,522	191

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2022	(34)	(6,819)	(223)
				(32)

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,636,425)	2,791,539
Investment in Vanguard	89
Cash	74
Receivables for Accrued Income	32,474
Receivables for Capital Shares Issued	1,202
Other Assets	24
Total Assets	2,825,402
Liabilities
Payables for Investment Securities Purchased	46,062
Payables for Capital Shares Redeemed	1,577
Payables for Distributions	1,223
Payables to Vanguard	148
Variation Margin Payable—Futures Contracts	90
Total Liabilities	49,100
Net Assets	2,776,302
At November 30, 2021, net assets consisted of:

Paid-in Capital	2,611,481
Total Distributable Earnings (Loss)	164,821
Net Assets	2,776,302

Net Assets
Applicable to 243,339,680 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,776,302
Net Asset Value Per Share	$11.41

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2021
($000)
Investment Income
Income
Interest	63,728
Total Income	63,728
Expenses
The Vanguard Group—Note B
Investment Advisory Services	244
Management and Administrative	2,967
Marketing and Distribution	184
Custodian Fees	12
Auditing Fees	30
Shareholders’ Reports	19
Trustees’ Fees and Expenses	1
Total Expenses	3,457
Net Investment Income	60,271
Realized Net Gain (Loss)
Investment Securities Sold	11,818
Futures Contracts	(376)
Realized Net Gain (Loss)	11,442
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(7,408)
Futures Contracts	(128)
Change in Unrealized Appreciation (Depreciation)	(7,536)
Net Increase (Decrease) in Net Assets Resulting from Operations	64,177

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	60,271	59,122
Realized Net Gain (Loss)	11,442	21,048
Change in Unrealized Appreciation (Depreciation)	(7,536)	52,878
Net Increase (Decrease) in Net Assets Resulting from Operations	64,177	133,048
Distributions
Total Distributions	(79,148)	(72,037)
Capital Share Transactions
Issued	567,069	579,908
Issued in Lieu of Cash Distributions	61,186	55,247
Redeemed	(331,445)	(435,418)
Net Increase (Decrease) from Capital Share Transactions	296,810	199,737
Total Increase (Decrease)	281,839	260,748
Net Assets
Beginning of Period	2,494,463	2,233,715
End of Period	2,776,302	2,494,463

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.47	$11.16	$10.45	$10.74	$10.47
Investment Operations
Net Investment Income[1]	.259	.286	.315	.322	.316
Net Realized and Unrealized Gain (Loss) on Investments	.026	.374	.711	(.290)	.324
Total from Investment Operations	.285	.660	1.026	.032	.640
Distributions
Dividends from Net Investment Income	(.259)	(.285)	(.316)	(.322)	(.317)
Distributions from Realized Capital Gains	(.086)	(.065)	—	(.000)[2]	(.053)
Total Distributions	(.345)	(.350)	(.316)	(.322)	(.370)
Net Asset Value, End of Period	$11.41	$11.47	$11.16	$10.45	$10.74
Total Return[3]	2.53%	6.03%	9.91%	0.31%	6.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,776	$2,494	$2,234	$1,805	$1,710
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.13%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.27%	2.55%	2.88%	3.04%	2.96%
Portfolio Turnover Rate	37%	27%	31%	33%	18%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Notes to Financial Statements
Vanguard Massachusetts Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2021, the fund’s average investments in long and short futures contracts represented 2% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally

Massachusetts Tax-Exempt Fund
three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management,

Massachusetts Tax-Exempt Fund
administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2021, the fund had contributed to Vanguard capital in the amount of $89,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,791,539	—	2,791,539
Derivative Financial Instruments
Assets
Futures Contracts[1]	191	—	—	191
Liabilities
Futures Contracts[1]	223	—	—	223
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	685
Total Distributable Earnings (Loss)	(685)

Massachusetts Tax-Exempt Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	534
Undistributed Tax-Exempt Income	1,215
Undistributed Long-Term Gains	10,421
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	153,874
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2021 Amount ($000)	2020 Amount ($000)
Tax-Exempt Income	60,174	58,859
Ordinary Income*	7,299	3,147
Long-Term Capital Gains	11,675	10,031
Total	79,148	72,037
*	Includes short-term capital gains, if any.
As of November 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,637,664
Gross Unrealized Appreciation	156,052
Gross Unrealized Depreciation	(2,178)
Net Unrealized Appreciation (Depreciation)	153,874
E.	During the year ended November 30, 2021, the fund purchased $1,338,473,000 of investment securities and sold $990,579,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2021, such purchases were $264,595,000 and sales were $168,180,000,

Massachusetts Tax-Exempt Fund
resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Year Ended November 30,
	2021 Shares (000)	2020 Shares (000)

Issued	49,622	51,723
Issued in Lieu of Cash Distributions	5,361	4,921
Redeemed	(29,058)	(39,450)
Net Increase (Decrease) in Shares Outstanding	25,925	17,194
G.	Management has determined that no events or transactions occurred subsequent to November 30, 2021, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Massachusetts Tax-Exempt Funds and Shareholders of Vanguard Massachusetts Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Massachusetts Tax-Exempt Fund (the “Fund”) as of November 30, 2021, the related statement of operations for the year ended November 30, 2021, the statement of changes in net assets for each of the two years in the period ended November 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2021 and the financial highlights for each of the five years in the period ended November 30, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 19, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2021 tax information (unaudited) for Vanguard Massachusetts Tax-Exempt Fund
This information for the fiscal year ended November 30, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $12,326,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
The fund designates 100% of its income dividends as exempt-interest dividends.

"Bloomberg®" and Bloomberg MA Municipal Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Massachusetts Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Massachusetts Tax-Exempt Fund or any member of the public regarding the advisability of investing in securities generally or in the Massachusetts Tax-Exempt Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg MA Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Massachusetts Tax-Exempt Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Massachusetts Tax-Exempt Fund into consideration in determining, composing or calculating the Bloomberg MA Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Massachusetts Tax-Exempt Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Massachusetts Tax-Exempt Fund customers, in connection with the administration, marketing or trading of the Massachusetts Tax-Exempt Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG MA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE MASSACHUSETTS TAX-EXEMPT FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG MA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG MA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE MASSACHUSETTS TAX-EXEMPT FUND OR BLOOMBERG MA MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2022 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 217 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of
Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the
Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. Mclsaac

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
CFA® is a registered trademark owned by CFA Institute.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1680 012022

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)          Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2021: $30,000
Fiscal Year Ended November 30, 2020: $32,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2021: $11,244,694
Fiscal Year Ended November 30, 2020: $10,761,407

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)          Audit-Related Fees.

Fiscal Year Ended November 30, 2021: $2,955,181
Fiscal Year Ended November 30, 2020: $2,915,863

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)          Tax Fees.

Fiscal Year Ended November 30, 2021: $2,047,574
Fiscal Year Ended November 30, 2020: $247,168

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)          All Other Fees.

Fiscal Year Ended November 30, 2021: $280,000
Fiscal Year Ended November 30, 2020: $115,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)          (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)             For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2021: $2,327,574
Fiscal Year Ended November 30, 2020: $362,168

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)           For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 21, 2022

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 21, 2022

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.